Income taxes - Expense (benefit) (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	CAD (494)	CAD (7,584)
Tax rate	27.00%	26.00%
Expected benefit	CAD (133)	CAD (1,972)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	0	2,008
Income tax adjustments and reassessments	246	(277)
Non taxable portion of capital gains	(465)	(79)
Stock-based compensation	158	179
Other	145	27
Income tax benefit	(49)	(114)
Current income tax benefit	0	0
Deferred income tax (benefit) expense (note 11)	CAD (49)	CAD (114)